Income Taxes - Unrecognized deferred tax assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax benefits	$ 43,636	$ 59,739
Intangible asset | UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax benefits	984	11,247
Intangible asset | CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax benefits	200	205
Allowance for bad debts | UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax benefits	3,851	17,777
Non-capital losses | UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax benefits	2,345
Non-capital losses | CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax benefits	26,911	23,783
Share issuance costs | CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax benefits	1,855	2,431
Net capital losses carried forward | CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax benefits	1,042	995
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax benefits	$ 6,448	$ 3,301